Apr. 30, 2019
GAMCO GLOBAL SERIES FUNDS, INC.

The Gabelli Global Content and Connectivity Fund

The GAMCO Global Growth Fund

The Gabelli International Small Cap Fund

The Gabelli Global Rising Income and Dividend Fund

Gabelli Global Mini Mites Fund

(each a “Fund,” and collectively, the “Funds”)

Supplement dated December 3, 2019 to each Fund’s Statutory Prospectus dated April 30, 2019 and Statement of Additional Information dated April 30, 2019

The Board of Directors (the “Board”) of the GAMCO Global Series Fund, Inc. (the “Corporation”) has approved amendments to the contractual Expense Deferral Agreement between the Adviser and the Corporation, on behalf of each Fund, pursuant to which the net expense ratio for each share class of each Fund will be reduced to 0.90%, effective December 1, 2019. The Expense Deferral Agreement will continue in effect until April 30, 2021. The information included in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section and the “Management of the Funds” section of each Fund’s Prospectus, and the “Investment Advisory and Other Services” section of the Statement of Additional Information, is supplemented and superseded with the information indicated below. Unless otherwise indicated, all other information included in each Fund’s Prospectus and Statement of Additional Information, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus.

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The Gabelli Global Content and Connectivity Fund

(the “Global Content & Connectivity Fund”)

The information included in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus is supplemented and superseded with the following:

The following changes will take effect as of December 1, 2019:

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.47%	0.47%	0.47%	0.47%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses(1)	1.73%	1.73%	2.48%	1.48%
Fee Waiver and/or Expense Reimbursement(1)	(0.82)%	(0.82)%	(1.57)%	(0.57)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.91%	0.91%	0.91%	0.91%

(1)
“Other Expenses” are based on estimated amounts for the current fiscal year. The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Content & Connectivity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the Global Content & Connectivity Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Content & Connectivity Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2021, and may be terminated only by the Board of the Corporation before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Global Content & Connectivity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Content & Connectivity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and that the Global Content & Connectivity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$93	$465	$862	$1,973
Class A Shares	$663	$1,013	$1,387	$2,434
Class C Shares	$193	$622	$1,179	$2,697
Class I Shares	$93	$412	$754	$1,720

You would pay the following expenses if you did not redeem your shares of the Global Content & Connectivity Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$93	$465	$862	$1,973
Class A Shares	$663	$1,013	$1,387	$2,434
Class C Shares	$93	$622	$1,179	$2,697
Class I Shares	$93	$412	$754	$1,720

***

The GAMCO Global Growth Fund

(the “Global Growth Fund”)

The information included in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus is supplemented and superseded with the following:

The following changes will take effect as of December 1, 2019:

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.43%	0.43%	0.43%	0.43%

Total Annual Fund Operating Expenses(1)	1.68%	1.68%	2.43%	1.43%
Fee Waiver and/or Expense Reimbursement(1)	(0.78)%	(0.78)%	(1.53)%	(0.53)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.90%	0.90%	0.90%	0.90%

(1)
“Other Expenses” are based on estimated amounts for the current fiscal year. The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Growth Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the Global Growth Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Growth Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2021, and may be terminated only by the Board of the Corporation before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Global Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and that the Global Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$92	$453	$839	$1,922
Class A Shares	$662	$1,002	$1,366	$2,386
Class C Shares	$192	$611	$1,157	$2,650
Class I Shares	$92	$400	$731	$1,667

You would pay the following expenses if you did not redeem your shares of the Global Growth Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$92	$453	$839	$1,922
Class A Shares	$662	$1,002	$1,366	$2,386
Class C Shares	$92	$611	$1,157	$2,650
Class I Shares	$92	$400	$731	$1,667

***

The Gabelli International Small Cap Fund

(the “International Small Cap Fund”)

The information included in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus is supplemented and superseded with the following:

The following changes will take effect as of December 1, 2019:

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	1.86%	1.86%	1.86%	1.86%

Total Annual Fund Operating Expenses(1)	3.11%	3.11%	3.86%	2.86%
Fee Waiver and/or Expense Reimbursement(1)	(2.21)%	(2.21)%	(2.96)%	(1.96)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.90%	0.90%	0.90%	0.90%

(1)
“Other Expenses” are based on estimated amounts for the current fiscal year. The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the International Small Cap Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the International Small Cap Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the International Small Cap Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2021, and may be terminated only by the Board of the Corporation before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the International Small Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the International Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and that the International Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$92	$752	$1,437	$3,266
Class A Shares	$662	$1,283	$1,929	$3,653
Class C Shares	$192	$905	$1,736	$3,899
Class I Shares	$92	$700	$1,335	$3,004

You would pay the following expenses if you did not redeem your shares of the International Small Cap Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$92	$752	$1,437	$3,266
Class A Shares	$662	$1,283	$1,929	$3,653
Class C Shares	$92	$905	$1,736	$3,899
Class I Shares	$92	$700	$1,335	$3,004

***

The Gabelli Global Rising Income and Dividend Fund

(the “GRID Fund”)

The information included in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus is supplemented and superseded with the following:

The following changes will take effect as of December 1, 2019:

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.42%	0.42%	0.42%	0.42%

Total Annual Fund Operating Expenses(1)	1.67%	1.67%	2.42%	1.42%
Fee Waiver and/or Expense Reimbursement(1)	(0.77)%	(0.77)%	(1.52)%	(0.52)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.90%	0.90%	0.90%	0.90%

(1)
“Other Expenses” are based on estimated amounts for the current fiscal year. The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the GRID Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the GRID Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the GRID Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2021, and may be terminated only by the Board of the Corporation before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the GRID Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the GRID Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and that the GRID Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$92	$451	$835	$1,912
Class A Shares	$662	$1,000	$1,362	$2,377
Class C Shares	$192	$609	$1,153	$2,640
Class I Shares	$92	$398	$727	$1,657

You would pay the following expenses if you did not redeem your shares of the GRID Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$92	$451	$835	$1,912
Class A Shares	$662	$1,000	$1,362	$2,377
Class C Shares	$92	$609	$1,153	$2,640
Class I Shares	$92	$398	$727	$1,657

***

Gabelli Global Mini Mites Fund

(the “Global Mini Mites Fund”)

The information included in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus is supplemented and superseded with the following:

The following changes will take effect as of December 1, 2019:

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	42.89%	42.89%	42.89%	42.89%

Total Annual Fund Operating Expenses(1)	44.14%	44.14%	44.89%	43.89%
Fee Waiver and/or Expense Reimbursement(1)	(43.24)%	(43.24)%	(43.99)%	(42.99)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.90%	0.90%	0.90%	0.90%

(1)
“Other Expenses” are based on estimated amounts for the current fiscal year. The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Mini Mites Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the Global Mini Mites Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Mini Mites Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2021, and may be terminated only by the Board of the Corporation before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Global Mini Mites Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Mini Mites Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and that the Global Mini Mites Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$92	$6,037	$8,239	$9,426
Class A Shares	$662	$6,265	$8,340	$9,459
Class C Shares	$192	$6,082	$8,246	$9,374
Class I Shares	$92	$6,022	$8,236	$9,443

You would pay the following expenses if you did not redeem your shares of the Global Mini Mites Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$92	$6,037	$8,239	$9,426
Class A Shares	$662	$6,265	$8,340	$9,459
Class C Shares	$92	$6,082	$8,246	$9,374
Class I Shares	$92	$6,022	$8,236	$9,443
***